Expense Example - AMG Montrusco Bolton Large Cap Growth Fund	May 24, 2021 USD ($)
CLASS N SHARES For Participants
Expense Example:
Expense Example, with Redemption, 1 Year	$ 95
Expense Example, with Redemption, 3 Years	299
Expense Example, with Redemption, 5 Years	522
Expense Example, with Redemption, 10 Years	1,163
CLASS I SHARES For Participants
Expense Example:
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	236
Expense Example, with Redemption, 5 Years	413
Expense Example, with Redemption, 10 Years	$ 927